SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The overall concept that New IAC employs in determining its operating segments is to present the financial information in a manner consistent with: how the chief operating decision maker views the businesses; how the businesses are organized as to segment management; and the focus of the businesses with regards to the types of services or products offered or the target market. Operating segments are combined for reporting purposes if they meet certain aggregation criteria, which principally relate to the similarity of their economic characteristics or, in the case of the Emerging & Other reportable segment, do not meet the quantitative thresholds that require presentation as separate reportable segments.
The following table presents revenue by reportable segment:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Revenue:
ANGI Homeservices	$1,326,205	$1,132,241	$736,386
Vimeo	196,015	159,641	103,332
Dotdash	167,594	130,991	90,890
Search	742,184	823,950	738,474
Emerging & Other	274,107	286,586	284,132
Inter-segment elimination	(304)	(361)	(607)
Total	$2,705,801	$2,533,048	$1,952,607
The following table presents the revenue of New IAC's segments disaggregated by type of service:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
ANGI Homeservices
Marketplace:
Consumer connection revenue	$913,533	$704,341	$521,481
Service professional membership subscription revenue	64,706	66,214	56,135
Other revenue	6,971	3,940	3,798
Total Marketplace revenue	985,210	774,495	581,414
Advertising and other revenue	264,682	287,676	97,483
Total North America revenue	1,249,892	1,062,171	678,897
Consumer connection revenue	59,611	50,913	40,009
Service professional membership subscription revenue	14,231	17,362	16,596
Advertising and other revenue	2,471	1,795	884
Total Europe revenue	76,313	70,070	57,489
Total ANGI Homeservices revenue	$1,326,205	$1,132,241	$736,386

Vimeo
Platform revenue	$193,736	$146,665	$99,650
Hardware revenue	2,279	12,976	3,682
Total Vimeo revenue	$196,015	$159,641	$103,332

Dotdash
Display advertising revenue	$126,487	$103,704	$76,316
Performance marketing revenue	41,107	27,287	14,574
Total Dotdash revenue	$167,594	$130,991	$90,890

Search
Advertising revenue:
Google advertising revenue	$678,438	$770,494	$689,633
Non-Google advertising revenue	47,556	31,975	13,553
Total advertising revenue	725,994	802,469	703,186
Other revenue	16,190	21,481	35,288
Total Search revenue	$742,184	$823,950	$738,474

Emerging & Other
Subscription revenue	$194,362	$102,592	$25,554
Marketplace revenue	38,950	19,665	—
Service revenue	3,881	22,142	27,465
Advertising revenue:
Non-Google advertising revenue	23,372	64,319	74,990
Google advertising revenue	4,486	14,393	16,716
Total advertising revenue	27,858	78,712	91,706
Media production and distribution revenue	8,897	61,717	138,006
Other revenue	159	1,758	1,401
Total Emerging & Other revenue	$274,107	$286,586	$284,132
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Revenue:
United States	$2,097,743	$1,951,957	$1,569,275
All other countries	608,058	581,091	383,332
Total	$2,705,801	$2,533,048	$1,952,607

	December 31,
	2019	2018
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets):
United States	$297,433	$254,751
All other countries	7,981	5,697
Total	$305,414	$260,448
The following tables present operating income (loss) and Adjusted EBITDA by reportable segment:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Operating income (loss):
ANGI Homeservices	$38,645	$63,906	$(149,176)
Vimeo	(51,921)	(35,594)	(27,328)
Dotdash	29,021	18,778	(15,694)
Search	122,347	151,425	153,986
Emerging & Other	(21,790)	(26,627)	(780)
Corporate	(166,751)	(136,053)	(125,640)
Total	$(50,449)	$35,835	$(164,632)

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Adjusted EBITDA:(a)
ANGI Homeservices	$202,297	$247,506	$37,858
Vimeo	$(41,790)	$(28,045)	$(23,607)
Dotdash	$39,601	$21,384	$(2,763)
Search	$124,163	$182,905	$162,023
Emerging & Other	$(28,368)	$(14,889)	$2,124
Corporate	$(88,617)	$(74,011)	$(67,748)
_______________________________________________________________________________
(a) New IAC's primary financial measure is Adjusted EBITDA, which is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets, if applicable, and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. New IAC believes this measure is useful for analysts and investors as this measure allows a more meaningful comparison between our performance and that of our competitors. The above items are excluded from our Adjusted EBITDA measure because these items are non-cash in nature. Adjusted EBITDA has certain limitations because it excludes the impact of these expenses.
The following tables reconcile operating income (loss) for New IAC's reportable segments and net earnings attributable to Old IAC equity in IAC Holdings, Inc. to Adjusted EBITDA:

	Year Ended December 31, 2019
	Operating Income (Loss)	Stock-Based Compensation Expense	Depreciation	Amortization of Intangibles	Goodwill Impairment	Acquisition-related Contingent Consideration Fair Value Adjustments	Adjusted EBITDA
	(In thousands)
ANGI Homeservices	$38,645	$68,255	$39,915	$55,482	$—	$—	$202,297
Vimeo	(51,921)	$—	$478	$9,653	$—	$—	$(41,790)
Dotdash	29,021	$—	$974	$9,606	$—	$—	$39,601
Search	122,347	$—	$1,816	$—	$—	$—	$124,163
Emerging & Other	(21,790)	$—	$715	$9,127	$3,318	$(19,738)	$(28,368)
Corporate	(166,751)	$66,083	$12,051	$—	$—	$—	$(88,617)
Total	(50,449)
Interest expense—third party	(11,904)
Interest income, net—related party	420
Other income, net	33,627
Loss before income taxes	(28,306)
Income tax benefit	60,489
Net earnings	32,183
Net earnings attributable to noncontrolling interests	(9,288)
Net earnings attributable to Old IAC equity in IAC Holdings, Inc.	$22,895

	Year Ended December 31, 2018
	Operating Income (Loss)	Stock-Based Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Adjusted EBITDA
	(In thousands)
ANGI Homeservices	$63,906	$97,078	$24,310	$62,212	$—	$247,506
Vimeo	(35,594)	$—	$1,200	$6,349	$—	$(28,045)
Dotdash	18,778	$—	$969	$1,637	$—	$21,384
Search	151,425	$—	$3,311	$28,169	$—	$182,905
Emerging & Other	(26,627)	$919	$969	$8,714	$1,136	$(14,889)
Corporate	(136,053)	$50,408	$11,634	$—	$—	$(74,011)
Total	35,835
Interest expense—third party	(13,059)
Interest income, net—related party	325
Other income, net	282,470
Earnings before income taxes	305,571
Income tax provision	(13,200)
Net earnings	292,371
Net earnings attributable to noncontrolling interests	(45,599)
Net earnings attributable to Old IAC equity in IAC Holdings, Inc.	$246,772

	Year Ended December 31, 2017
	Operating Income (Loss)	Stock-Based Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Adjusted EBITDA
	(In thousands)
ANGI Homeservices	$(149,176)	$149,230	$14,543	$23,261	$—	$37,858
Vimeo	(27,328)	$—	$1,408	$2,313	$—	$(23,607)
Dotdash	(15,694)	$—	$2,255	$10,676	$—	$(2,763)
Search	153,986	$—	$6,026	$2,011	$—	$162,023
Emerging & Other	(780)	$401	$1,066	$889	$548	$2,124
Corporate	(125,640)	$42,374	$15,518	$—	$—	$(67,748)
Total	(164,632)
Interest expense—third party	(2,181)
Interest income, net—related party	23,656
Other income, net	12,363
Loss before income taxes	(130,794)
Income tax benefit	155,402
Net earnings	24,608
Net loss attributable to noncontrolling interests	12,398
Net earnings attributable to Old IAC equity in IAC Holdings, Inc.	$37,006
The following table presents capital expenditures by reportable segment:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Capital expenditures:
ANGI Homeservices	$68,804	$46,976	$26,837
Vimeo	2,801	209	109
Dotdash	—	102	825
Search	43	479	251
Emerging & Other	387	751	291
Corporate	25,863	6,163	17,840
Total	$97,898	$54,680	$46,153